CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Information about entity's definitions of default	The probability of default (PD) of an exposure,both over a 12 month period and over its lifetime, is a key input to the measurement of the ECL allowance. Default has occurredwhen there is evidence that the customer is experiencing significant financial difficulty which is likely to affect the abilityto repay amounts due. The definition of default adopted by the Group is described in note 2(h) Impairment of financial assets.The Group has rebutted the presumption in IFRS 9 that default occurs no later than when a payment is 90 days past due for UK mortgages.As a result, approximately £0.6 billion of UK mortgages were classified as Stage 2 rather than Stage 3 at 31 December2018; the impact on the Group’s ECL allowance was not material.
Information on how entity determined whether credit risk of financial instruments has increased significantly since initial recognition	Performing assets are classified as eitherStage 1 or Stage 2. An ECL allowance equivalent to 12 months expected losses is established against assets in Stage 1; assetsclassified as Stage 2 carry an ECL allowance equivalent to lifetime expected losses. Assets are transferred from Stage 1 to Stage2 when there has been a significant increase in credit risk (SICR) since initial recognition.The Group uses a quantitative test togetherwith qualitative indicators to determine whether there has been a SICR for an asset. For retail, a deterioration in the RetailMaster Scale of four grades for credit cards, personal loans or overdrafts, three grades for personal mortgages, or two gradesin the Corporate Master Scale for UK motor finance accounts is treated as a SICR. For Commercial a doubling of PD with a minimumincrease in PD of 1 per cent and a resulting change in the underlying grade is treated as a SICR. All financial assets areassumed to have suffered a SICR if they are more than 30 days past due.
Defined Benefit Obligation Average Duration	18 years
The Group [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Loans and advances to customers	£ 464,044		£ 460,955	[1]
Assets	593,524		822,103	[1]
Liabilities	553,774		772,100	[1]
Deferred tax assets	3,222		3,406	[1]
Legal proceedings provision	2,908		3,859
Other provisions	4,025		5,552	[1]
Financial assets, at fair value	58,917		111,477
Financial liabilities, at fair value	28,641		75,573
The Group [member] | Defined benefit pension schemes [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Assets (liabilities)	1,146		586
Assets	1,267		723
Liabilities	121		137
The Group [member] | Previously stated [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Loans and advances to customers			465,555
Assets			823,030
Liabilities			771,836
Deferred tax assets			3,104
Other provisions			5,309
The Bank [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Loans and advances to customers	172,315	[1]	170,114
Assets	472,786	[1]	559,275
Liabilities	420,801	[1]	498,970
Deferred tax assets	1,984	[1]	2,146
Legal proceedings provision	1,172		1,590
Other provisions	1,919	[1]	2,699
Financial assets, at fair value	59,482		113,307
Financial liabilities, at fair value	32,265		79,312
The Bank [member] | Defined benefit pension schemes [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Assets (liabilities)	667		633
Assets	704		673
Liabilities	37		40
The Bank [member] | Previously stated [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Loans and advances to customers			170,804
Assets			559,641
Liabilities			498,864
Deferred tax assets			1,995
Other provisions			2,593
Stage 2 [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Loans and advances to customers	600
Trading Losses [member] | The Group [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Deferred tax assets	3,783		4,011
Trading Losses [member] | The Bank [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Deferred tax assets	2,284		2,433
Not Recognized | The Group [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Deferred tax assets	255		213
Not Recognized | The Bank [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Deferred tax assets	112		41
Mis-selling of Payment Protection Insurance [member] | The Group [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Other provisions	2,201		2,775
Mis-selling of Payment Protection Insurance [member] | The Bank [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Payment Protection Insurance Provision	£ 919		£ 1,348

[1]	See note 50.